Other revenues	6 Months Ended
Jun. 30, 2019
Other revenues
8 Other revenues
in	2Q19	1Q19	2Q18	6M19	6M18
Other revenues (CHF million)
Noncontrolling interests without SEI	0	0	0	0	(1)
Loans held-for-sale	(7)	(9)	1	(16)	11
Long-lived assets held-for-sale	74	29	0	103	16
Equity method investments	54	56	52	110	121
Other investments	121	102	61	223	189
Other	229	225	201	454	406
Other revenues	471	403	315	874	742

Bank
Other revenues
8 Other revenues
in	6M19	6M18
Other revenues (CHF million)
Loans held-for-sale	(16)	11
Long-lived assets held-for-sale	103	16
Equity method investments	109	119
Other investments	222	188
Other	568	445
Other revenues	986	779